BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM AND LONG TERM LOAN

Short-term and long-term loans consisted of the following as of June 30, 2026 and December 31, 2025:

	As of June 30,	As of December 31,
	2026	2025
Short-term loans	$4,377,238	$2,817,062
Current portion, Long-term loans	163,140	151,429
Total Short-term	4,540,378	2,968,491
Non-current portion, Long-term loans	14,990	95,441
Total	$4,555,368	$3,063,932

SCHEDULE OF SHORT TERM LOAN

Short-term loans consisted of the following as of June 30, 2026:

Bank Name	Amount-RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Bank of Nanjing Co., Ltd., Wuxi Branch	4,000,000	589,528	2025/9/25	2026/9/23	3.10%
China Construction Bank Corporation, Tianjin Wuqing Sub-branch	5,000,000	736,909	2025/7/8	2026/7/8	3.45%
Industrial and Commercial Bank of China Limited, Wuxi Xishan Sub-branch	2,200,000	324,240	2025/12/30	2026/12/30	2.70%
Agricultural Bank of China Limited, Wuxi Liangxi Sub-branch	3,500,000	515,836	2025/12/27	2026/10/25	3.05%
Bank of China Limited, Tianjin Wuqing Sub-branch	10,000,000	1,473,816	2026/1/5	2027/1/5	2.80%
Bank of China Limited, Wuxi Huishan Sub-branch	5,000,000	736,909	2026/3/30	2027/3/17	2.80%
Total	29,700,000	4,377,238

SCHEDULE OF MATURITY ANALYSIS

The following is a maturity analysis of long-term loans as of June 30, 2026:

	RMB	USD
Twelve months period ended June 30,
2027	1,106,919	163,140
2028	101,710	14,990
Total long-term loans	1,208,629	$178,130